Derivative Instruments - Derivative Activities (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change In Derivatives, Net [Roll Forward]
Fair value of net asset, beginning of period	$ 21,921	$ 14,959
Loss on derivatives	(13,909)	(18,035)
Settlements on derivatives	(5,173)	(556)
Fair value of net asset (liability), end of period	$ 2,839	$ (3,632)